Marketable Securities - Summary of Marketable Securities (Detail) - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial assets available-for-sale	€ 106,426	€ 115,280
Current financial assets available-for-sale	169,659	134,278
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	276,085	249,558
Non-current financial assets available-for-sale	106,426	115,280
Current financial assets available-for-sale	169,659	134,278
Financial assets	276,085	249,558
Financial assets at amortised cost, class [member] | Prime [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	8,028	7,716
Financial assets at amortised cost, class [member] | High grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	148,813	142,339
Financial assets at amortised cost, class [member] | Medium grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	119,244	99,503
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	210,947	175,757
Financial assets at amortised cost, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	18,443	16,975
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	46,695	56,826
Financial assets at amortised cost, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	35,613	46,243
Financial assets at amortised cost, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	73,550	62,088
Financial assets at amortised cost, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	11,081	10,583
Financial assets at amortised cost, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	141,781	121,282
Financial assets at amortised cost, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	14,060	9,362
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	275,989	249,530
Non-current financial assets available-for-sale	106,361	115,277
Current financial assets available-for-sale	169,628	134,253
Financial assets	275,989	249,530
Financial assets at fair value, class [member] | Prime [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	8,026	7,714
Financial assets at fair value, class [member] | High grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	148,844	142,352
Financial assets at fair value, class [member] | Medium grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	119,119	99,464
Financial assets at fair value, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	210,859	175,732
Financial assets at fair value, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	18,433	16,972
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	46,697	58,826
Financial assets at fair value, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	35,616	46,245
Financial assets at fair value, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	73,569	62,101
Financial assets at fair value, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	11,081	10,581
Financial assets at fair value, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	141,656	121,234
Financial assets at fair value, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	€ 14,067	€ 9,369